Related parties (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of transaction and balances of other parties

	Accounts receivable		Trade accounts payable
	12.31.23	12.31.22	12.31.23	12.31.22
Marfrig Global Foods S.A.	7,945	11,251	(24,838)	(26,970)
Marfrig Chile S.A.	2,563	2,258	(195)	(42)
Quickfood S.A.	24,852	18,531	-	-
Marfrig Alimentos S.A.	-	98	-	-
Weston Importers Ltd.	366	-	-	-
MFG Agropecuária Ltda.	1	-	-	-
Pampeano Alimentos S.A.	473	217	(112)	-
Total	36,200	32,355	(25,145)	(27,012)

	Sales			Purchases
	12.31.23	12.31.22	12.31.21	12.31.23	12.31.22	12.31.21
Marfrig Global Foods S.A.	61,320	76,553	89,311	(472,903)	(572,357)	(328,956)
Marfrig Chile S.A.	12,790	15,273	4,866	(1,290)	(1,187)	(93)
Quickfood S.A.	95,631	84,875	38,058	-	-	-
Marfrig Alimentos S.A.	-	242	139	-	-	-
Weston Importers Ltd.	1,536	-	-	-	-	-
Pampeano Alimentos S/A	866	237	-	(112)	-	-
Total	172,143	177,180	132,374	(474,305)	(573,544)	(329,049)

Schedule of total remuneration and benefits paid to professionals

	12.31.23	12.31.22	12.31.21
Salary and profit sharing	61,427	35,547	61,088
Short-term benefits (1)	266	1,263	1,149
Private pension	800	834	1,189
Termination benefits	8,413	1,237	2,118
Share-based payment	14,923	27,210	29,198
	85,829	66,091	94,742
(1)	Comprises: medical assistance, educational expenses and others.